Schedule of Investments
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–68.19%
Arizona–1.35%
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(a)	5.00%	07/01/2039	$250	$250,345
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2016, RB(a)	5.00%	07/01/2046	1,000	932,109
				1,182,454
California–6.08%
California (State of) Housing Finance Agency; Series 2019 A-2, RB	4.00%	03/20/2033	216	214,849
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds); Series 2025 B, Ref. RB(a)(b)(c)	9.50%	01/01/2035	750	726,954
California (State of) Municipal Finance Authority (Eisenhower Medical Centers); Series 2017 B, Ref. RB	5.00%	07/01/2037	1,105	1,103,615
California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2014 A, RB(a)(c)(d)	6.13%	06/19/2025	225	225,314
Series 2025, Ref. RB(a)	5.38%	11/01/2045	500	503,173
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.50%	12/01/2054	500	487,739
Irvine Ranch Water District; Series 2009 A, VRD RB(e)	0.75%	10/01/2041	2,080	2,080,000
				5,341,644
Florida–4.83%
Capital Projects Finance Authority (Kissimmee Charter Academy); Series 2024, RB(a)	6.13%	06/15/2044	250	254,193
Capital Projects Finance Authority (Millenia Orlando); Series 2025 A, RB(a)	6.00%	01/01/2035	500	500,313
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB (INS - AGI)(b)(f)	5.00%	07/01/2044	500	489,733
Series 2025, RB(a)(b)(c)	8.25%	08/13/2025	500	509,126
Florida Development Finance Corp. (Mater Academy); Series 2022 A, RB	5.00%	06/15/2031	235	239,880
Gainesville (City of), FL; Series 2012 B, Ref. VRD RB(e)	1.40%	10/01/2042	2,000	2,000,000
Miami Beach (City of), FL; Series 2017, Ref. RB	5.00%	09/01/2047	250	251,903
				4,245,148
Georgia–6.81%
Development Authority of Appling County (The); Series 2011, VRD RB(e)	1.60%	09/01/2041	2,000	2,000,000
Development Authority of Burke County (The); Series 2009, VRD RB(e)	1.55%	07/01/2049	2,000	2,000,000
Main Street Natural Gas, Inc.;
Series 2022 C, RB(a)(c)	4.00%	11/01/2027	1,500	1,491,143
Series 2023 A, RB(c)	5.00%	06/01/2030	475	492,760
				5,983,903
Illinois–2.56%
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group); Series 2022, Ref. VRD RB(e)	1.00%	08/15/2057	2,000	2,000,000
Marion (City of), IL (Star Bond District Project Area No. 1); Series 2025, RB	6.38%	06/01/2045	250	246,672
				2,246,672
Indiana–2.56%
Indiana (State of) Housing & Community Development Authority; Series 2017 C-3, VRD RB(e)	0.03%	07/01/2047	2,000	2,000,000
Whiting (City of), IN (BP Products North America, Inc.); Series 2015, RB(b)(c)	4.40%	06/10/2031	250	253,194
				2,253,194
Iowa–2.66%
Iowa (State of) Finance Authority; Series 2013, VRD RB(e)	1.25%	02/15/2039	2,000	2,000,000
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(c)(d)	5.00%	12/01/2032	300	337,449
				2,337,449
Kentucky–1.77%
Kentucky (Commonwealth of) Public Energy Authority; Series 2024 A, RB(c)	5.00%	07/01/2030	1,500	1,555,789
See accompanying notes which are an integral part of this schedule.
Invesco SMA Municipal Bond Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–0.28%
St. John the Baptist (Parish of), LA (Marathon Oil Corp.); Series 2017, Ref. RB(c)	4.05%	07/01/2026	$250	$250,043
Maryland–2.28%
Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Health System); Series 2024, VRD Ref. RB(e)	1.40%	06/01/2046	2,000	2,000,000
Massachusetts–6.21%
Massachusetts (Commonwealth of) Development Finance Agency (Brown University); Series 2025, RB	5.25%	08/15/2044	1,500	1,527,141
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2025, Ref. RB	5.25%	01/01/2045	200	205,529
Massachusetts (Commonwealth of) Development Finance Agency (Newbridge Charles, Inc.); Series 2017, Ref. RB(a)	5.00%	10/01/2047	1,310	1,215,988
Massachusetts (Commonwealth of) Development Finance Agency (Suffolk University); Series 2025, Ref. RB	5.50%	07/01/2045	500	505,580
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Massachusetts Institute of Technology); Series 2001, VRD RB(e)	0.60%	07/01/2031	2,000	2,000,000
				5,454,238
Minnesota–2.63%
Bethel (City of), MN (Spectrum High School); Series 2024, RB	5.00%	07/01/2059	250	225,415
Brooklyn Park (City of), MN (Athlos Leadership Academy); Series 2015 A, RB	4.75%	07/01/2025	85	84,870
Rochester City of), MN; Series 2025 D, VRD RB(e)	1.10%	11/15/2064	2,000	2,000,000
				2,310,285
New Hampshire–2.28%
New Hampshire (State of) Business Finance Authority; Series 2024, VRD RB(e)	1.40%	11/01/2064	2,000	2,000,000
New York–2.77%
New York (City of), NY; Subseries 2014 I-2, VRD GO Bonds(e)	1.40%	03/01/2040	400	400,000
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(b)	5.00%	08/01/2031	250	249,066
Series 2020, Ref. RB(b)	5.25%	08/01/2031	1,240	1,266,876
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds); Series 2024, Ref. RB(b)	5.50%	12/31/2054	250	250,502
Oneida Indian Nation; Series 2024 B, RB(a)	6.00%	09/01/2043	250	263,416
				2,429,860
North Carolina–2.28%
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007, Ref. VRD RB(e)	1.35%	01/15/2037	2,000	2,000,000
North Dakota–0.27%
Horace (City of), ND; Series 2024 C, Ref. GO Bonds	4.50%	05/01/2039	250	239,507
Ohio–3.37%
Buckeye Tobacco Settlement Financing Authority; Series 2020 B-2, Ref. RB	5.00%	06/01/2055	250	216,647
Hamilton (County of), OH (TriHealth, Inc. Obligated); Series 2021, Ref. VRD RB(e)	1.50%	08/15/2051	2,000	2,000,000
Ohio (State of) Higher Educational Facility Commission (John Carroll University); Series 2025, RB	5.38%	10/01/2045	500	492,689
Ohio (State of) Higher Educational Facility Commission (Kenyon College); Series 2015, Ref. RB	5.00%	07/01/2041	250	250,018
				2,959,354
Oregon–0.36%
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(b)	5.25%	07/01/2039	300	315,275
Pennsylvania–3.32%
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center); Series 2018, RB(a)	5.00%	05/01/2028	155	159,034
Delaware Valley Regional Finance Authority; Series 2024, VRD RB(e)	1.45%	09/01/2059	2,000	2,000,000
Montgomery (County of), PA Industrial Development Authority (Constellation Energy Generation, LLC); Series 2023 B, Ref. RB	4.10%	06/01/2029	250	253,565
Pennsylvania (Commonwealth of) Economic Development Financing Authority (PA Bridges Finco L.P.); Series 2015, RB(b)	5.00%	12/31/2034	250	251,053
See accompanying notes which are an integral part of this schedule.
Invesco SMA Municipal Bond Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement); Series 2015, RB(b)	5.00%	12/31/2029	$250	$251,843
				2,915,495
Puerto Rico–1.13%
Puerto Rico Sales Tax Financing Corp.; Series 2018 A-1, RB	4.50%	07/01/2034	1,000	993,347
South Carolina–0.28%
South Carolina (State of) Jobs-Economic Development Authority (Beaufort Memorial Hospital & South of Broad Healthcare); Series 2024, RB	5.50%	11/15/2044	250	250,171
Tennessee–1.16%
Tennessee Energy Acquisition Corp.; Series 2006 B, RB	5.63%	09/01/2026	1,000	1,016,975
Texas–9.71%
Arlington Higher Education Finance Corp. (Great Hearts America - Texas); Series 2024, RB	5.00%	08/15/2049	1,100	1,016,406
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	6.00%	08/15/2038	960	962,161
Houston (City of), TX; Series 2024 B, RB(b)	5.50%	07/15/2036	1,000	1,033,941
Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB(b)	5.00%	07/15/2028	500	502,230
Mission Economic Development Corp. (Green Bonds); Series 2025, RB(b)(c)	5.00%	06/01/2030	500	511,000
New Hope Cultural Education Facilities Finance Corp.; Series 2025 A, RB	6.25%	10/01/2045	250	240,437
Port Arthur (Port of), TX Navigation District; Series 2010, Ref. VRD RB(e)	1.65%	04/01/2040	2,000	2,000,000
San Antonio Education Facilities Corp. (University of the Incarnate Word); Series 2025, RB	5.25%	10/01/2045	280	268,346
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas); Series 2008 A, VRD RB(e)	1.40%	10/01/2041	2,000	2,000,000
				8,534,521
Virginia–0.49%
Chesapeake Bay Bridge & Tunnel District; Series 2016, RB	5.00%	07/01/2046	250	246,784
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes); Series 2022, Ref. RB(b)	5.00%	12/31/2040	180	183,217
				430,001
Wisconsin–0.75%
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.00%	12/01/2027	160	162,208
Wisconsin (State of) Public Finance Authority (Signorelli); Series 2024, RB(a)	5.38%	12/15/2032	241	240,978
Wisconsin (State of) Public Finance Authority (Wakemed Hospital); Series 2019 A, Ref. RB	5.00%	10/01/2044	265	259,457
				662,643
TOTAL INVESTMENTS IN SECURITIES(g)–68.19% (Cost $59,975,604)				59,907,968
OTHER ASSETS LESS LIABILITIES–31.81%				27,947,086
NET ASSETS–100.00%				$87,855,054
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
GO	– General Obligation
INS	– Insurer
RB	– Revenue Bonds
Ref.	– Refunding
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2025 was $7,272,086, which represented 8.28% of the Fund’s Net Assets.

(b)	Security subject to the alternative minimum tax.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2025.

(f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco SMA Municipal Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of May 31, 2025, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco SMA Municipal Bond Fund